Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis
	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
September 30, 2013
Derivative assets	$—	$—		$—	$—	$—
Derivative liabilities	—	(10,379	)(a)	—	—	(10,379)

Total	$—	$(10,379)		$—	$—	$(10,379)

December 31, 2012
Derivative assets	$—	$54		$—	$—	$54 (b)
Derivative liabilities	—	(20,933	)(a)	—	—	(20,933)

Total	$—	$(20,879)		$—	$—	$(20,879)

(a)
The balance includes CVA and MVA adjustments of $0.03 million and $0.3 million as of September 30, 2013 and December 31, 2012, respectively.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
December 31, 2012:
Derivative assets	$—	$54		$—	$—	$54 (a)
Derivative liabilities	—	(20,933	)(b)	—	—	(20,933)

Total derivative assets, net	$—	$(20,879)		$—	$—	$(20,879)

December 31, 2011:
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756	)(b)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

Schedule of the effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment

	Book Value at December 31, 2012	Impairment Charges	Reclassifications and Other Adjustments		Sales	Depreciation	Book Value at September 30, 2013
	(Dollars in thousands)
Flight equipment	$2,501,544	$(1,324,588)	$(261,263)		$(18,712)	$(133,406)	$763,575
Flight equipment held for sale	—	—	162,250		(153,000)	—	9,250
Lease receivables and other assets	6,721	(349)	21,333		(8,996)	(2,366)	16,343
Net investment in finance and sales-type leases	—	—	76,070		—	—	76,070

Total	$2,508,265	$(1,324,937)	$(1,610)	(a)	$(180,708)	$(135,772)	$865,238

(a)
Represents collections and security deposits applied against the finance and sales-type leases, offset by costs capitalized to flight equipment.

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments		Book Value at December 31, 2012
	(Dollars in thousands)
Flight equipment	$449,647	$(192,361)	$(106,871)	$(23,768)	$(20,300	)(a)	$106,347
Flight equipment held for sale	—	—	36,848	(34,677)	—		2,171
Lease receivables and other assets(c)	—	—	29,816	(30,827)	28,937	(b)	27,926
Net investment in finance and sales-type leases(d)	—	—	40,207	—	(12,386)		27,821

Total	$449,647	$(192,361)	$—	$(89,272)	$(3,749)		$164,265

(a)
Includes capitalized costs of $22.4 million relating to engine exchanges.

(b)
Relates to the addition of an aircraft through the exercise of an option that was sold at December 31, 2012.

(c)
Reclassification represents fair value of aircraft parts.

(d)
Excludes measurement of finance and sales-type leases recorded at a gain.

Schedule of key elements effecting the fair value calculation

	Fair Value at September 30, 2013	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)	$765	Income Approach	Discount Rate	16.6%

			Remaining Holding Period	0-10 years (4 years)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (39%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended September 30, 2013.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$161.0	Income Approach	Discount Rate	8.0% - 14.5% (10.5)%

			Remaining Holding Period	0 - 9 years (2 years)
			Present Value of Non- Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (33)%
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the year ended December 31, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.